Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

August 3, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Money Market Trust

(filing relates solely to Class A, Class B and Class C shares of each of Western Asset Liquid Reserves and Western Asset Tax Free Reserves; to Class A shares of each of Western Asset California Tax Free Money Market Fund and Western Asset New York Tax Free Money Market Fund; and to Class A, Class I and Class N shares of each of Western Asset California Municipal Money Market Fund, Western Asset Massachusetts Municipal Money Market Fund, Western Asset Municipal Money Market Fund and Western Asset New York Municipal Money Market Fund (the “Funds”))

(File Nos. 2-91556 and 811-4052)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Money Market Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), that the forms of Prospectuses and the Statements of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act upon the effectiveness of Post-Effective Amendment No. 104 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on July 28, 2010 and became effective on July 29, 2010, is the most recent amendment to the Trust’s Registration Statement.

Please call Matt Prasse at (617) 951-8693 or the undersigned at (617) 951-8381 with any questions relating to the filing.

Sincerely,

/s/ Mari Wilson

Mari Wilson